Cover	Aug. 23, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 23, 2024
Current Fiscal Year End Date	--09-30
Entity File Number	000-55666
Entity Registrant Name	ZHUOXUN HONGTU INC.
Entity Central Index Key	0001639327
Entity Tax Identification Number	47-3413138
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 1312-13, 14th Floor
Entity Address, Address Line Two	Building No. 2, 1 Hangfeng Road
Entity Address, Address Line Three	Fengtai District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100070
City Area Code	+86
Local Phone Number	139-4977-8662
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false